FINANCIAL INSTRUMENTS (Additional Information) (Details) pound in Millions	12 Months Ended
	Dec. 28, 2025 USD ($) pound	Dec. 31, 2022 USD ($)	Dec. 29, 2024 pound
Disclosure of detailed information about hedged items [line items]
Net losses in AOCI expected to be reclassified to inventory or net earnings within the next twelve months	$ 32,600,000
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Ineffectiveness recognized in net earnings		$ 0
Commodity risk | Cash flow hedges | Forward contracts
Disclosure of detailed information about hedged items [line items]
Nominal amount of derivative | pound	448.6		382.2